Investment accounted for using equity method (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
V-Click Technology Company Limited
Investment accounted for using equity method
Ownership interest in associates	49.00%
Investment in an associate	$ 90
Share of losses from an associate	$ (50)
VGI Global Media PLC | V-Click Technology Company Limited
Investment accounted for using equity method
Percentage of effective ownership held by the company in a subsidiary	51.00%